Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Deferred Financing Costs

January 1, 2012	$2,100,277
Additions	943,325
Amortization	(447,573)
December 31, 2012	$2,596,029
Additions	642,825
Amortization	(941,733)
December 31, 2013	$2,297,121